Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Fair Value, Recurring - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Derivative Liabilities — Non-Qualifying
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0	$ 0
Purchases	0	1
Changes in FV included in earnings	0	(1)
Changes in FV included in comprehensive income	0	0
Transfers in	1	0
Transfers out	0	0
Maturity and settlements	0	0
Ending balance	1	0
Corporate Bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	174	207
Purchases	0	0
Changes in FV included in earnings	0	0
Changes in FV included in comprehensive income	(8)	(19)
Transfers in	0	0
Transfers out	0	(14)
Maturity and settlements	(9)	0
Ending balance	157	174
Other Derivative Assets — Non-Qualifying
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Purchases	6
Changes in FV included in earnings	1
Changes in FV included in comprehensive income	0
Transfers in	0
Transfers out	0
Maturity and settlements	0
Ending balance	$ 7	$ 0